GENERAL INFORMATION	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
GENERAL INFORMATION	GENERAL INFORMATION
Sunrise Communications AG is a public company incorporated, domiciled and registered in Switzerland. The registered office of Sunrise Communications AG are located at Glattpark (Opfikon), Thurgauerstrasse 101b, 8152, Switzerland.
These consolidated financial statements for the years ended 31 December 2024 and 31 December 2023 are in substance a continuation of the previously reported F-4 financials of Sunrise HoldCo V B.V. The reporting period 2024 presented comprises the consolidated financial statements of Sunrise Communications AG and its subsidiaries (collectively referred to as 'Sunrise'). The comparative periods 2023 and 2022 presented reflect the carrying amounts from the consolidated financial statements of Sunrise HoldCo V B.V.
Sunrise’s principal operating company, Sunrise GmbH, is a full-range telecommunications provider in Switzerland, offering mobile voice and data, landline services (retail and wholesale voice, business and integration services), video and landline Internet including Internet Protocol Television (IPTV) services to both residential and business customers as well as to other operators. Sunrise has its own national backbone landline and IP network as well as its own mobile network based on 4G and 5G technologies. In connection with the services it provides, Sunrise also resells handsets manufactured by third-party suppliers.
In connection with the spin-off from Liberty Global Ltd (hereinafter 'LG'), a series of reorganization steps were completed. The transaction resulted in separation from LG and the formation of the Sunrise Communications AG, whose shares are listed at the SIX Swiss Exchange. The reorganization transactions included the following steps:
Formation of Sunrise Communications AG
Liberty Global Ltd. formed Sunrise Communications AG, a Swiss-incorporated entity, on 3 May 2024, as part of the spin-off preparations with a cash contribution of CHFk 100 (1,000,000 shares with a nominal value of CHF 0.10 per share).
Internal restructuring
On 22 October 2024, Liberty Global contributed subsidiaries and assets to Sunrise HoldCo VI B.V., and aligned its intercompany loans with external debt terms.
Repayment of external debt
From 28 October to 1 November 2024, Sunrise entities streamlined intercompany loan structures, extinguished redundant agreements and repaid external debts.
Spin-off execution
At the Extraordinary General Meeting of Liberty Global Ltd (hereinafter “LG”) on 25 October 2024, Liberty Global shareholders approved the proposed 100% spin-off of Sunrise through the distribution of Sunrise shares.
Immediately before the execution of the spin-off, Sunrise HoldCo VI BV, the former parent entity, was contributed by the sole shareholder LG to Sunrise Communications AG for the issuance of 68,759,702 Sunrise Class A shares and 25,977,316 Sunrise Class B shares with a nominal value of CHF 0.10 per share, respectively CHF 0.01 per share.

The transaction did not meet the definition of business combination under IFRS 3, because neither Sunrise nor LG were identified as acquirer. Sunrise's equity position was adjusted to reflect the share capital structure of Sunrise Communications AG. Other amounts in equity (such as revaluation reserves and retained earnings) include amounts from the historical consolidated financial statements of Sunrise HoldCo V B.V.
As of the spin-off date, 68,759,702 Sunrise Class A common shares and 25,977,316 Sunrise Class B shares were outstanding.

These shares have been distributed by LG to its shareholders in the form of American Depositary Shares (ADS) on 12 November 2024.For every five Class A or Class C LG share, Liberty Global shareholders have received one Sunrise Class A ADS, held as of the close of business on the distribution record date of 4 November 2024, and 2 Sunrise Class B ADS for every LG Class B share. The spin-off transaction did not result in any changes to the existing shareholder group.
Sunrise Class A ADS began trading on Nasdaq under the ticker symbol
"SNRE" on 13 November 2024, while the Sunrise Class A common shares began trading on the SIX Swiss
Exchange under the ticker symbol "SUNN" on 15 November 2024.

These consolidated financial statements have been approved and authorized by the Board of Directors for issuance on 26 February 2025 in accordance with a resolution of Sunrise’s Board of Directors.